GMKT-SUMSTATSAI-SUP
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated May 18, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Invesco Cash Reserve, Class A, Class C, Class R, Class Y and Investor Class Shares of the Fund listed below:

Invesco Government Money Market Fund

This supplement amends the Prospectuses and Statement of Additional Information (“SAI”) for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and SAI and retain it for future reference.
The information about Class A shares in the Prospectuses included under the heading “Performance Information”, including in the “Average Annual Total Returns” table thereunder, is amended to reflect that the inception date for Class A shares is May 15, 2020.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	A	C	R	Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	A	C	R	Y	Investor
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15	0.20	0.75[2]	0.40	None	None
Other Expenses	0.28	0.28[3]	0.28	0.28	0.28	0.28
Total Annual Fund Operating Expenses	0.58	0.63	1.18	0.83	0.43	0.43
Fee Waiver and/or Expense Reimbursement[4]	0.00	0.20	0.75	0.40	0.00	0.00
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58	0.43	0.43	0.43	0.43	0.43

1 A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2 Restated to reflect current fees.
3 “Other Expenses” are based on estimated amounts for the current fiscal year.
4 Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive the Rule 12b-1 distribution plan payments of Class A, Class C and Class R shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$59	$186	$324	$726
Class A	$44	$182	$331	$767
Class C	$144	$300	$577	$1,365
Class R	$44	$225	$421	$988
Class Y	$44	$138	$241	$542
Investor Class	$44	$138	$241	$542
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$59	$186	$324	$726
Class A	$44	$182	$331	$767
Class C	$44	$300	$577	$1,365
Class R	$44	$225	$421	$988
Class Y	$44	$138	$241	$542
Investor Class	$44	$138	$241	$542

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Cash Reserve Shares	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.42%	9.04%	13.85%	18.89%	24.14%	29.63%	35.36%	41.34%	47.59%	54.11%
End of Year Balance	$10,442.00	$10,903.54	$11,385.47	$11,888.71	$12,414.19	$12,962.90	$13,535.86	$14,134.14	$14,758.87	$15,411.22
Estimated Annual Expenses	$59.28	$61.90	$64.64	$67.50	$70.48	$73.59	$76.85	$80.24	$83.79	$87.49
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.14%	13.91%	18.89%	24.08%	29.50%	35.16%	41.07%	47.24%	53.67%
End of Year Balance	$10,457.00	$10,913.97	$11,390.91	$11,888.69	$12,408.23	$12,950.47	$13,516.41	$14,107.07	$14,723.55	$15,366.97
Estimated Annual Expenses	$43.98	$67.32	$70.26	$73.33	$76.54	$79.88	$83.37	$87.01	$90.82	$94.79
Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	8.56%	12.71%	17.02%	21.49%	26.13%	30.95%	35.95%	41.14%	46.53%
End of Year Balance	$10.457.00	$10,856.46	$11,271.17	$11,701.73	$12,148.74	$12,612.82	$13,094.63	$13,594.85	$14,114.17	$14,653.33
Estimated Annual Expenses	$43.98	$125.75	$130.55	$135.54	$140.72	$146.09	$151.67	$157.47	$163.48	$169.73
Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	8.93%	13.47%	18.20%	23.13%	28.27%	33.62%	39.19%	44.99%	51.04%
End of Year Balance	$10,457.00	$10,893.06	$11,347.30	$11,820.48	$12,313.39	$12,826.86	$13,361.74	$13,918.93	$14,499.35	$15,103.97
Estimated Annual Expenses	$43.98	$88.60	$92.30	$96.15	$100.16	$104.33	$108.68	$113.21	$117.94	$122.85
Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.35%	14.35%	19.57%	25.04%	30.75%	36.73%	42.97%	49.51%	56.34%
End of Year Balance	$10,457.00	$10,934.88	$11,434.61	$11,957.17	$12,503.61	$13,075.03	$13,672.56	$14,297.39	$14,950.78	$15,634.04
Estimated Annual Expenses	$43.98	$45.99	$48.09	$50.29	$52.59	$54.99	$57.51	$60.14	$62.88	$65.76
Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	9.35%	14.35%	19.57%	25.04%	30.75%	36.73%	42.97%	49.51%	56.34%
End of Year Balance	$10,457.00	$10,934.88	$11,434.61	$11,957.17	$12,503.61	$13,075.03	$13,672.56	$14,297.39	$14,950.78	$15,634.04
Estimated Annual Expenses	$43.98	$45.99	$48.09	$50.29	$52.59	$54.99	$57.51	$60.14	$62.88	$65.76
1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.

The following information is added under the section “Investment Advisory and Other Services – Investment Adviser” in the SAI:
Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the

Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the following Fund’s shares are as follows:

Fund	Expense Limitation
Expires May 31, 2021
Invesco Government Money Market Fund Invesco Cash Reserve Shares Class A Shares Class C Shares Class R Shares Class Y Shares Investor Class Shares	0.79% 0.89% 1.44% 1.19% 0.64% 0.64%

The following information replaces in its entirety the corresponding information appearing under the section “Distribution of Securities – Distribution Plans” in the SAI:
The Fund, pursuant to its Class C, Class R and Cash Reserve Shares Plan, pays Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class. The Fund, pursuant to its Class A Plan, reimburses Invesco Distributors in an amount up to the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.

Fund	Class A	Invesco Cash Reserve Shares	Class C	Class R
Invesco Government Money Market Fund	0.20%	0.15%	0.75%	0.40%

Invesco Distributors, Inc. has contractually agreed to waive the Rule 12b-1 distribution plan payments of Class A, Class C and Class R shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on May 31, 2021.  During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.